Buffalo Mid Cap Discovery Fund
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 96.3%	Shares	Value
Communication Services - 3.6%
Entertainment - 3.6%
Liberty Media Corp.-Liberty Formula One - Class C (a)	59,170	$ 5,629,434
Live Nation Entertainment, Inc. (a)	34,700	6,353,917
Total Communication Services		11,983,351

Consumer Discretionary - 8.1%
Hotels, Restaurants & Leisure - 5.0%
DraftKings, Inc. - Class A (a)	175,403	4,430,680
Hilton Worldwide Holdings, Inc.	19,124	6,319,717
Viking Holdings Ltd. (a)	54,800	5,735,916
		16,486,313
Household Durables - 1.6%
Toll Brothers, Inc.	32,205	5,305,774

Specialty Retail - 1.5%
Boot Barn Holdings, Inc. (a)	29,367	4,824,117
Total Consumer Discretionary		26,616,204

Energy - 1.5%
Energy Equipment & Services - 1.0%
Kodiak Gas Services, Inc.	42,703	3,208,276

Oil, Gas & Consumable Fuels - 0.5%
Targa Resources Corp.	6,500	1,742,910
Total Energy		4,951,186

Financials - 8.0%
Banks - 3.7%
Axos Financial, Inc. (a)	53,716	5,231,401
Old National Bancorp	267,595	6,930,711
		12,162,112
Capital Markets - 3.2%
Ares Management Corp. - Class A	36,904	4,107,784
Hamilton Lane, Inc. - Class A	39,615	3,122,850
MSCI, Inc.	5,469	3,062,859
		10,293,493
Financial Services - 1.1%
Corpay, Inc. (a)	11,199	3,732,291
Total Financials		26,187,896

Health Care - 20.8%
Biotechnology - 11.1%
Alnylam Pharmaceuticals, Inc. (a)	16,915	5,091,922
Halozyme Therapeutics, Inc. (a)	72,737	5,693,125
Krystal Biotech, Inc. (a)	13,035	4,844,719
Natera, Inc. (a)	25,173	6,833,211
Newamsterdam Pharma Co. NV (a)	138,948	4,708,948
Revolution Medicines, Inc. (a)	16,947	3,173,834
Viking Therapeutics, Inc. (a)	155,509	6,066,406
		36,412,165
Health Care Equipment & Supplies - 4.3%

DexCom, Inc. (a)	53,211	3,583,761
Edwards Lifesciences Corp. (a)	60,000	5,427,600
IDEXX Laboratories, Inc. (a)	9,374	4,934,848
		13,946,209
Health Care Providers & Services - 1.7%
Guardant Health, Inc. (a)	37,245	5,587,867

Life Sciences Tools & Services - 1.5%
West Pharmaceutical Services, Inc.	13,668	4,906,812

Pharmaceuticals - 2.2%
Corcept Therapeutics, Inc. (a)	82,811	7,200,417
Total Health Care		68,053,470

Industrials - 24.7%
Aerospace & Defense - 10.2%
BWX Technologies, Inc.	33,041	6,431,431
HEICO Corp. - Class A	26,600	6,860,406
Howmet Aerospace, Inc.	13,600	3,656,496
Kratos Defense & Security Solutions, Inc. (a)	88,002	4,387,780
Leonardo DRS, Inc.	104,250	4,448,347
Rocket Lab Corp. (a)	76,332	7,759,148
		33,543,608
Building Products - 1.5%
Modine Manufacturing Co. (a)	18,342	4,897,681

Construction & Engineering - 4.8%
Comfort Systems USA, Inc.	4,900	9,711,555
MasTec, Inc. (a)	14,111	5,871,022
		15,582,577
Electrical Equipment - 4.4%
AMETEK, Inc.	32,600	7,887,244
Powell Industries, Inc.	10,997	3,149,101
Vertiv Holdings Co. - Class A	10,390	3,478,780
		14,515,125
Machinery - 3.8%
Lincoln Electric Holdings, Inc.	46,989	12,476,049
Total Industrials		81,015,040

Information Technology - 26.2% (b)
Communications Equipment - 0.8%
Lumentum Holdings, Inc. (a)	3,000	2,574,180

Electronic Equipment, Instruments & Components - 3.1%
Amphenol Corp. - Class A	19,193	3,384,110
Coherent Corp. (a)	6,436	2,538,809
Teledyne Technologies, Inc. (a)	6,245	4,164,790
		10,087,709
IT Services - 5.0%
Cloudflare, Inc. - Class A (a)	28,118	6,896,783
CoreWeave, Inc. - Class A (a)	25,385	2,526,823
Snowflake, Inc. - Class A (a)	27,390	6,970,755
		16,394,361
Semiconductors & Semiconductor Equipment - 9.9%
Credo Technology Group Holding Ltd. (a)	27,914	7,591,212
Impinj, Inc. (a)	49,973	7,157,633
Monolithic Power Systems, Inc.	5,000	6,911,800
Onto Innovation, Inc. (a)	19,000	7,190,550

Semtech Corp. (a)	22,763		3,684,192
			32,535,387
Software - 7.4%
Datadog, Inc. - Class A (a)	31,999		8,331,259
Guidewire Software, Inc. (a)	43,864		5,397,465
Samsara, Inc. - Class A (a)	176,455		5,722,436
Zeta Global Holdings Corp. - Class A (a)	243,316		4,788,459
			24,239,619
Total Information Technology			85,831,256

Materials - 1.3%
Metals & Mining - 1.3%
MP Materials Corp. (a)	74,615		4,179,186

Utilities - 2.1%
Independent Power and Renewable Electricity Producers - 2.1%
Vistra Corp.	43,950		6,971,789
TOTAL COMMON STOCKS (Cost $247,404,868)			315,789,378

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.8%	Shares		Value
First American Government Obligations Fund - Class X, 3.57% (c)	12,343,239		12,343,239
TOTAL MONEY MARKET FUNDS (Cost $12,343,239)			12,343,239

TOTAL INVESTMENTS - 100.1% (Cost $259,748,107)			328,132,617
Liabilities in Excess of Other Assets - (0.1)%		(0.00143)	(469,585)
TOTAL NET ASSETS - 100.0%			$ 327,663,032

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Buffalo Mid Cap Discovery Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 315,789,378	$ –	$ –	$ 315,789,378
Money Market Funds	12,343,239	–	–	12,343,239
Total Investments	$ 328,132,617	$ –	$ –	$ 328,132,617

Refer to the Schedule of Investments for further disaggregation of investment categories.